RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES

Due from related parties consists of the following:

	December 31,
Name of related parties	2022	2021
Qilun Classical Art Creation (Shenzhen) Studio	756,500	-
UNIMOS Holdings Limited	6,100	6,100
Sancai Holdings Limited	1,100	1,100
	$763,700	$7,200

SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

Amount due to related parties consisted of the following as of the periods indicated:

	December 31,
Name of related parties	2022	2021
Guangyi Sui	$931,028	$-
Ruowen Li	207,333	191,953
Jingxia Yang	15,263	380,420
	$1,153,624	$572,373

SCHEDULE OF ACCOUNT RECEIVABLES FROM RELATED PARTIES	Account receivables from related parties
	December 31,
Name of related parties	2022	2021
Yuanheng Culture Art Creative Co., Ltd.	$-	$2,604
	$-	$2,604

SCHEDULE OF ACCOUNTS PAYABLE TO RELATED PARTIES	Accounts payable to related parties
	December 31,
Name of related parties	2022	2021
Guangyi Sui	$89,745	$-
Qilun Classical Art Creation (Shenzhen) Studio	188,480	-
Total	$278,225	$-

SCHEDULE OF RELATED PARTIES TRANSACTIONS

Related parties’ transactions

Purchase from related parties consisted of the following for the periods indicated:

	For the Year ended December 31,
Name of related parties	2022	2021
Qilun Classical Art Creation (Shenzhen) Studio	$1,237,952	$-
Guangyi Sui	290,560	51,149
Zhaodong Li	-	108,497
Total	$1,528,512	$159,646

Sales to related parties consisted of the following for the periods indicated:

	For the Year ended December 31,
Name of related parties	2022	2021
Yuanheng Culture Art Creative Co., Ltd.	$109,040	$73,294
Jingxia Yang	243,135	196,430
Total	$352,175	$269,724

Interest income from related parties consisted of the following for the periods indicated:

	For the Year ended December 31,
Name of related parties	2022	2021
Qilun Classical Art Creation (Shenzhen) Studio	$32,372	$-
Total	$32,372	$-